Debt securities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Debt Instruments [Abstract]
Disclosure of detailed information about debt instruments explanatory
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Classification
Financial assets held for trading	62,124	41,403	26,750
Non-trading financial assets mandatorily at fair value through profit or loss	860	1,134	957
Financial assets designated at fair value through profit or loss	3,095	2,542	2,516
Financial assets designated at fair value through other comprehensive income	73,565	75,083	97,922
Financial assets at amortised cost	103,559	73,554	35,708
	243,203	193,716	163,853
Type
Spanish government debt securities	40,321	26,876	20,638
Foreign government debt securities	145,732	121,018	102,976
Issued by financial institutions	14,681	10,176	12,324
Other fixed-income securities	42,294	35,468	27,850
Impaired financial assets	461	404	280
Impairment losses	(286)	(226)	(215)
	243,203	193,716	163,853
Currency
Euro	90,857	63,903	45,197
Pound sterling	9,284	6,732	6,304
US dollar	38,161	37,749	34,229
Brazilian real	46,190	35,841	35,907
Other currencies	58,997	49,717	42,431
Debt securities excluding impairment adjustments	243,489	193,942	164,068
Impairment losses	(286)	(226)	(215)
	243,203	193,716	163,853

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt securities at 31 December 2023, 2022 and 2021, net of impairment losses, is as follows:

EUR million
	2023				2022				2021
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	2,525	40,321	42,846	17.62%	1,015	26,876	27,891	14.40%	3,773	20,638	24,411	14.90%
United Kingdom	2,816	4,748	7,564	3.11%	2,545	3,013	5,558	2.87%	3,334	2,097	5,431	3.31%
Portugal	2,826	4,815	7,641	3.14%	2,572	3,603	6,175	3.19%	3,008	3,845	6,853	4.18%
Italy	2,968	12,945	15,913	6.54%	1,948	8,329	10,277	5.31%	1,215	1,531	2,746	1.68%
Ireland	5,632	11	5,643	2.32%	6,141	11	6,152	3.18%	4,759	52	4,811	2.94%
Poland	2,937	12,482	15,419	6.34%	2,830	9,443	12,273	6.34%	2,848	12,727	15,575	9.51%
Other European countries	9,797	15,495	25,292	10.40%	8,161	9,655	17,816	9.20%	8,922	3,422	12,344	7.53%
United States	8,959	22,992	31,951	13.14%	8,950	22,318	31,268	16.14%	5,634	21,465	27,099	16.54%
Brazil	13,551	32,342	45,893	18.87%	9,201	28,191	37,392	19.30%	5,446	29,251	34,697	21.18%
Mexico	1,969	20,738	22,707	9.34%	481	17,578	18,059	9.32%	517	14,572	15,089	9.21%
Chile	49	11,995	12,044	4.95%	28	10,009	10,037	5.18%	51	9,467	9,518	5.81%
Other American countries	2,315	2,546	4,861	2.00%	1,560	5,960	7,520	3.88%	655	2,128	2,783	1.70%
Rest of the world	806	4,623	5,429	2.23%	390	2,908	3,298	1.70%	77	2,419	2,496	1.52%
	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%

Disclosure of debt instruments by issuer rating
The detail, by issuer rating, of Debt securities at 31 December 2023, 2022 and 2021 is as follows:

EUR million
	2023				2022				2021
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,152	7,887	23,039	9.47%	13,481	5,494	18,975	9.80%	15,956	1,773	17,729	10.82%
AA	15,142	36,704	51,846	21.32%	9,542	30,502	40,044	20.67%	2,005	26,355	28,360	17.31%
A	11,175	68,112	79,287	32.60%	10,058	48,341	58,399	30.15%	8,594	44,359	52,953	32.32%
BBB	7,749	39,173	46,922	19.29%	5,181	29,900	35,081	18.11%	5,234	20,304	25,538	15.59%
Below BBB	4,654	34,177	38,831	15.97%	2,974	33,657	36,631	18.91%	3,584	30,823	34,407	21.00%
Unrated	3,278	—	3,278	1.35%	4,586	—	4,586	2.37%	4,866	—	4,866	2.97%
	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%

Schedule of breakdown by type of instrument
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2023, 2022 and 2021, net of impairment losses, is as follows:

EUR million
	2023	2022	2021
Securitised mortgage bonds	9,310	9,222	5,806
Other asset-backed bonds	10,243	7,120	6,304
Floating rate debt	15,376	12,397	8,081
Fixed rate debt	22,221	17,083	20,048
Total	57,150	45,822	40,239

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2023	2022	2021
Balance at beginning of year	226	215	284
Net impairment losses for the yearA	24	16	28
Of which:
Impairment losses charged to income	36	30	49
Impairment losses reversed with a credit to income	(12)	(14)	(21)
Exchange differences and other items	36	(5)	(97)
Balance at end of year	286	226	215
Of which:
By geographical location of risk:
European Union	22	26	25
Latin America	264	200	190
A.Of the EUR 24 million corresponding to net provisions for the year ended 31 December 2023 (EUR 16 million and EUR 28 million at 31 December 2022 and 2021, respectively), EUR 23 million relates to financial assets at amortized cost (EUR 17 million and EUR 31 million at 31 December 2022 and 2021, respectively) and EUR 1 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR -3 million at 31 December 2022 and 2021, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2023, 2022 and 2021:

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964
The changes in gross property development loans to customers were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	2,327	2,625	2,871
Foreclosed assets	(1)	—	(1)
Net variation	115	(295)	(230)
Written-off assets	(8)	(3)	(15)
Balance at end of year	2,433	2,327	2,625
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2023	2022	2021
Gross additions	0.3	0.2	0.4
Disposals	(1.2)	(1.3)	(1.1)
Difference	(0.9)	(1.1)	(0.7)